JPMORGAN TRUST I
277 PARK AVENUE
NEW YORK, NEW YORK 10172
November 1, 2023
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Attention: Filing Desk
RE: JPMorgan Trust I (the “Trust”), on behalf of
the Funds listed in Appendix A (the “Funds”)
File No. 333-103022
Ladies and Gentlemen:
Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information of the Funds listed in Appendix A do not differ from the prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 670 (Amendment No. 671 under the Investment Company Act of 1940, as amended) filed electronically on October 24, 2023.
Please contact the undersigned at (212) 648-0919 if you have any questions.
Very truly yours,
/s/ Carmine Lekstutis
Carmine Lekstutis
Assistant Secretary

APPENDIX A
JPMorgan SmartRetirement Funds
JPMorgan SmartRetirement Income Fund
JPMorgan SmartRetirement 2020 Fund
JPMorgan SmartRetirement 2025 Fund
JPMorgan SmartRetirement 2030 Fund
JPMorgan SmartRetirement 2035 Fund
JPMorgan SmartRetirement 2040 Fund
JPMorgan SmartRetirement 2045 Fund
JPMorgan SmartRetirement 2050 Fund
JPMorgan SmartRetirement 2055 Fund
JPMorgan SmartRetirement 2060 Fund
JPMorgan Access Funds
JPMorgan Access Balanced Fund
JPMorgan Access Growth Fund